Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
Classes of Share Capital

	Number of issued and outstanding shares						Nominal value of shares
	Ordinary shares			Preferred shares			(in thousands of USD)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Balance at beginning of year	13,042,080	9,785,080	—	13,753,612	—	—	1,408	492	—
Issuance of ordinary shares	23,593,633	3,257,000	9,785,080	(13,753,612)	—	—	527	175	492
Issuance of preferred shares	—	—	—	—	13,753,612	—	—	741	—
Balance at the end of the year	36,635,713	13,042,080	9,785,080	—	13,753,612	—	1,935	1,408	492
Treasury shares	(662,374)	(722,275)	(1,875)	—	—	—	(35)	(38)	—
Total balance at end of the year	35,973,339	12,319,805	9,783,205	—	13,753,612	—	1,900	1,370	492
Refer to the table below for the reconciliation of treasury shares for the respective periods.

	Number of shares	Nominal value (in thousands of USD)
Opening balance as of January 1, 2019	—	—
Acquisition of shares by the Group	(1,875)	—
Balance as of December 31, 2019	(1,875)	—
Employee share-based payment issue	1,875	—
Shares issued but not granted	(722,275)	(38)
Balance as of December 31, 2020	(722,275)	(38)
Shares issued for RSUs settlement	59,901	3
Balance as of December 31, 2021	(662,374)	(35)